T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.9%
Alabama 0.9%
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)	205	170
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.00%, 1/1/22 (1)	80	70
Selma Ind. Dev. Board, International Paper, Series A, 5.375%,
12/1/35	50	54
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tende r 6/1/24)	200	217
		511

Arizona 0.4%
Peoria IDA, Sierra Winds Life Care, Series A, 5.00%, 11/15/19	105	105
Peoria IDA, Sierra Winds Life Care, Series A, 5.25%, 11/15/29	100	102
		207

California 3.5%
California Municipal Fin. Auth., Azusa Pacific Univ., Series B,
5.00%, 4/1/28	140	155
California PFA, Henry Mayo Newhall Memorial Hosp., 5.00%,
10/15/22	150	163
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (2)	200	230
Del Mar Race Track Auth., 5.00%, 10/1/38	150	150
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/21	40	43
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23	100	108
Riverside County Redev. Agency, Interstate 215 Corridor,
Series C, 6.75%, 12/1/26	250	280
San Buenaventura City, Community Memorial Health, 6.50%,
12/1/21	100	111
San Clemente City, Community Fac. Dist. No. 2006-1, Special
Tax, 5.00%, 9/1/24	100	114

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
Tustin Community Fac. Dist., Special Tax, Tustin
Legacy/Columbus Villages, Series A, 5.00%, 9/1/28	500	596
		1,950

Colorado 5.9%
Colorado HFA, Catholic Health Initiatives, Series A, 5.00%,
2/1/23	200	210
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26	100	112
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (2)	450	471
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28	500	580
Denver City & County Airport, United Airlines, 5.00%, 10/1/32
(3)	250	272
E-470 Public Toll Highway FRN, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 2.678%, 9/1/39 (Tender 9/1/21)	100	101
Lakes at Centerra Metropolitan Dist. No. 2, Property Tax, Series
A, GO, 4.625%, 12/1/27	500	513
Park Creek Metropolitan Dist., Senior Limited Property, Series
A, 5.00%, 12/1/30	500	581
Public Auth. for Colorado Energy, 6.125%, 11/15/23	320	356
Public Auth. for Colorado Energy, 6.25%, 11/15/28	30	38
		3,234

Connecticut 1.1%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27	350	388
Mohegan Tribe Indians, Series C, 5.25%, 2/1/22 (2)	190	197
		585

Delaware 1.0%
Delaware State HFA., Nanticoke Memorial Hosp., 4.00%, 7/1/22	250	262
Kent County, CHF Dover, Delaware State Univ., 5.00%, 7/1/32	250	286
		548

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
District of Columbia 1.2%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32	225	244
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29	250	251
District of Columbia, Methodist Home of District of Columbia,
Series B, VRDN, 4.00%, 1/1/40 (Tender 1/1/20)	150	149
		644

Florida 3.8%
Celebration Pointe Community Dev. Dist. No.1, Special
Assessment, 4.75%, 5/1/24	70	72
Celebration Pointe Community Dev. Dist. No.1, Special
Assessment, 5.00%, 5/1/34	345	354
Crossings at Fleming Island Community Dev. Dist., Special
Assessment, Series A-1, 4.00%, 5/1/24	100	105
Crossings at Fleming Island Community Dev. Dist., Special
Assessment, Series A-1, 4.50%, 5/1/30	250	265
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%,
4/1/42	250	282
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31	250	274
Florida Dev. Fin., Waste Pro USA, 5.00%, 5/1/29 (2)(3)	115	125
Lakewood Ranch Stewardship Dist., Lakewood National & Polo
Run, Special Assessment, 4.00%, 5/1/22	100	102
Palm Beach County HFA, Sinai Residence of Boca Raton,
Series A, 6.80%, 6/1/25	250	280
Village Community Dev. Dist. No. 7, Special Assessment,
4.00%, 5/1/21	220	227
		2,086

Georgia 2.2%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A1,
6.50%, 1/1/29	100	107
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A1,
6.75%, 1/1/35	200	214

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
Macon-Bibb County Urban Dev. Auth., Academy for Classical
Ed., Series A, 5.00%, 6/15/27 (2)	570	586
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (2)	250	289
		1,196

Hawaii 0.3%
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living,
5.125%, 11/15/32	150	166
		166

Idaho 0.7%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	100	113
Idaho HFA, Trinity Health, Series D, 5.00%, 12/1/32	250	272
		385

Illinois 9.3%
Chicago, Series A, GO, 5.00%, 1/1/27	200	227
Chicago O'Hare Int'l Airport, Customer Fac. Charge, 5.50%,
1/1/27	85	96
Chicago Wastewater, Series C, 5.00%, 1/1/28	500	567
Chicago Waterworks, 5.00%, 11/1/23	200	225
Chicago Waterworks, 5.00%, 11/1/25	300	351
Cook County, Series C, GO, 5.00%, 11/15/25 (4)	500	552
Illinois, GO, 5.00%, 1/1/22	300	305
Illinois, GO, 5.00%, 1/1/24	100	101
Illinois, Series A, GO, 4.00%, 4/1/30 (4)	350	365
Illinois, Series A, GO, 5.00%, 10/1/25	250	284
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33	500	519
Illinois Fin. Auth., Admiral at the Lake, Series A, 7.625%,
5/15/25 (Prerefunde d 5/15/20) (5)	150	158
Illinois Fin. Auth., Admiral at the Lake, Series A, 7.75%, 5/15/30
(Prerefunded 5/15/20) (5)	185	196

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
Illinois Fin. Auth., Franciscan Communities, Series A, 4.00%,
5/15/23	290	301
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/21	100	106
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32	250	280
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, 5.00%, 12/15/28	200	213
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28	100	119
Village of Hillside Il, GO, 5.00%, 1/1/24	125	129
		5,094

Indiana 2.6%
East Chicago Solid Waste Disposal, USG, 5.50%, 9/1/28 (3)	175	183
Indiana Fin. Auth., Greencroft Obligation Group, Series A,
6.50%, 11/15/33	50	55
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/21	250	264
Indiana Fin. Auth., U.S. Steel, 6.00%, 12/1/19	150	152
Indiana Fin. Auth., U.S. Steel, 6.00%, 12/1/26	100	103
Valparaiso City, Pratt Paper, 6.75%, 1/1/34 (3)	350	407
Whiting, Environmental Facilities, Series A, VRDN, 5.00%,
3/1/46 (Tende r 3/1/23) (3)	250	277
		1,441

Iowa 1.2%
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22	100	101
Iowa Fin. Auth., Iowa Fertilizer, 5.25%, 12/1/25	250	271
Iowa Fin. Auth., Iowa Fertilizer, 5.875%, 12/1/26 (2)	115	121
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	135	146
		639

Kentucky 1.0%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25	350	397

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/20	150	154
		551

Louisiana 1.6%
Louisiana Local Gov't. Environment Fac. Auth., Westlake
Chemical, Series A, PCR, 6.50%, 8/1/29	280	295
New Orleans Sewerage Service, 5.00%, 6/1/32	500	573
		868

Maryland 4.4%
Howard County, Annapolis Junction Town Center, 4.80%,
2/15/24	210	216
Maryland Economic Dev., Bowie State Univ., 5.00%, 6/1/29 (2)	100	109
Maryland Economic Dev., Purple Line Light Rail, Series C,
5.00%, 9/30/28 (3)	525	560
Maryland Economic Dev., Univ. of Maryland, 4.00%, 7/1/21	100	103
Maryland Economic Dev., Univ. of Maryland, 4.00%, 7/1/22	190	198
Maryland HHEFA, Aventist Healthcare, Series A, 6.25%, 1/1/31	100	111
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2)	100	107
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	500	547
Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/29	100	112
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	50	50
Westminster, Miller's Grant Lutheran Village, Series A, 5.00%,
7/1/24	130	138
Westminster, Miller's Grant Lutheran Village, Series A, 6.00%,
7/1/34	140	151
		2,402

Massachusetts 0.1%
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.00%, 7/15/23	50	55
		55

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)

Michigan 1.9%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/33	250	276
Detroit Sewage Disposal System, Series A, 5.25%, 7/1/26	170	188
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/28	500	587
		1,051

Mississippi 0.5%
Lowndes County, Weyerhaeuser, Series A, 6.80%, 4/1/22	270	300
		300

Missouri 2.1%
Kirkwood IDA, Aberdeen Heights, Series A, 5.00%, 5/15/21	125	130
St. Louis IDA, Ballpark Village Dev., Series A, 3.875%, 11/15/29	90	95
St. Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25	500	550
St. Louis IDA, Saint Andrews Resources for Seniors, Series A,
5.00%, 12/1/25	180	192
St. Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.00%, 6/1/29	150	171
		1,138

Montana 0.2%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22	100	106
		106

New Hampshire 0.9%
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27
(2)	500	514
		514

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)

New Jersey 7.7%
Burlington County Bridge Commission, Evergreens, 5.625%,
1/1/38	480	480
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (3)	50	54
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%,
6/15/21	250	265
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/24 (3)	500	566
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (3)	30	34
New Jersey Economic Dev. Auth., Goethals Bridge, 5.25%,
1/1/25 (3)	200	229
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29	150	156
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34	100	103
New Jersey Economic Dev. Auth., Provident Group - Rowan
Univ., Series A, 5.00%, 1/1/21	180	187
New Jersey Economic Dev. Auth., School Facilities
Construction, Series XX, 5.00%, 6/15/24	500	563
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26	75	80
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A-1, 5.00%, 6/15/20	325	336
Tobacco Settlement Fin., Series A, 5.00%, 6/1/33	1,000	1,177
		4,230

New York 7.7%
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (2)	250	261
Build New York City Resource, Pratt Paper, 3.75%, 1/1/20 (2)(3)	100	101
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (2)(3)	100	110
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (2)	300	314
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/22 (2)	300	329

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/24 (Prerefunded 5/1/23) (5)	5	6
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/25	20	22
Dormitory Auth. of the State of New York, Pace Univ.,
Unrefunded Balance, Series A, 5.00%, 5/1/23	50	55
Dormitory Auth. of the State of New York, Pace Univ.,
Unrefunded Balance, Series A, 5.00%, 5/1/24	245	270
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29	100	118
Nassau County IDA, Amsterdam at Harborside, Series A,
5.875%, 1/1/23	151	154
Nassau County IDA, Amsterdam at Harborside, Series A,
6.50%, 1/1/32	350	363
Nassau County IDA, Amsterdam at Harborside, Series A,
6.50%, 1/1/34	115	118
Nassau County IDA, Amsterdam at Harborside, Series C,
2.00%, 1/1/49 (1)(6)	66	11
New York Liberty Dev., 3 World Trade Center, CL-2,
5.15%, 11/15/34 (2)	250	280
New York Liberty Dev., 3 World Trade Center, CL-2,
5.375%, 11/15/40 (2)	100	111
New York Transportation Dev., American Airlines,
5.00%, 8/1/26 (3)	500	528
New York Transportation Dev., American Airlines,
5.00%, 8/1/31 (3)	850	894
Suffolk County Economic Dev., Catholic Health Services,
5.00%, 7/1/28 (Prerefunded 7/1/21) (5)	15	16
Suffolk County Economic Dev., Catholic Health Services,
Unrefunded, 5.00%, 7/1/28	85	91
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29	100	110
		4,262

North Carolina 1.1%
Charlotte, Douglas Airport, Series A, 5.00%, 7/1/33	250	266
Columbus County Ind. Fac. & Pollution Control Fin. Auth.,
International Paper, 5.70%, 5/1/34	100	104

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25	200	227
		597

North Dakota 0.2%
Grand Forks Health Care, Altru Health, 5.00%, 12/1/35	125	133
		133

Ohio 3.1%
Bowling Green, CFP I, Bowling Green State Univ., 5.75%,
6/1/31 (Prerefunde d 6/1/20) (5)	200	208
Cleveland Airport, Series A, 5.00%, 1/1/29	200	215
Cleveland Airport, Series A, 5.00%, 1/1/29 (4)	125	145
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (2)(3)	500	531
Ohio State Water Dev. Auth., U.S. Steel, 6.60%, 5/1/29	50	52
Southeastern Ohio Port Auth., Memorial Health, 5.75%, 12/1/32	500	543
		1,694

Oklahoma 1.5%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.70%,
4/1/25	220	220
Oklahoma Dev. Fin. Auth., OU Medicine, Series B, 5.00%,
8/15/33	500	589
		809

Pennsylvania 4.6%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/22 (2)	195	207
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (2)	300	342
Butler County Hosp. Auth., 5.00%, 7/1/25	125	145
Chester County IDA, Woodlands at Graystone, 4.375%,
3/1/28 (2)	100	103

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
Cumberland County Municipal Auth., Asbury Obligated Group,
5.40%, 1/1/22	250	255
Lancaster County Hosp. Auth., United Zion Retirement,
Series A, 4.00%, 12/1/21	185	191
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28	200	228
Pennsylvania Higher Ed. Fac. Auth., Temple Univ., First Series,
5.00%, 4/1/32	250	270
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., 5.00%,
7/15/22	200	217
Philadelphia Hosp. & Higher Ed. Fac. Auth., Temple Univ.
Health, 5.00%, 7/1/28	310	359
Philadelphia IDA, First Series 2016, 5.00%, 4/1/28	200	234
		2,551

Puerto Rico 4.6%
Puerto Rico, Public Improvement, Series A, GO, 4.125%, 7/1/24
(4)	125	127
Puerto Rico, Public Improvement, Series A, GO, 5.50%, 7/1/20
(7)	250	256
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/19	350	349
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33	450	447
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	100	100
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27
(6)(8)	100	80
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (4)	130	132
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20
(6)(8)	120	96
Puerto Rico Electric Power Auth., Series UU, 5.00%, 7/1/24 (4)	50	51
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28
(6)(8)	100	80
Puerto Rico Electric Power Auth., Series XX, 4.75%, 7/1/26
(6)(8)	125	98
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36
(6)(8)	245	197

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, GO,
7/1/24	523	442
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, GO,
7/1/27	100	76
		2,531

Rhode Island 1.0%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/20	300	310
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24	200	225
		535

South Carolina 0.4%
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (2)(3)	200	202
		202

Tennessee 1.9%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, 5.00%, 10/1/32	155	173
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27	100	108
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, GO, 4.50%, 6/1/28 (2)	100	107
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	25	29
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	100	119
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/22	205	220
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23	290	318
		1,074

Texas 8.0%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28	250	295

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27	325	375
Board of Managers Joint Guadalupe County - City of Seguin
Hosp., 5.00%, 12/1/21	300	315
Houston Airport, Series B-2, 5.00%, 7/15/20 (3)	250	257
Houston Airport, United Airlines, 4.50%, 7/1/20 (3)	100	102
Houston Airport, United Airlines, 4.75%, 7/1/24 (3)	150	163
Joint Guadalupe County - City of Seguin, 5.00%, 12/1/28	100	109
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (3)	265	290
Mission Economic Dev., Natgasoline, Series B, PCR, 4.625%,
10/1/31 (2)(3)	500	535
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24	310	342
New Hope Cultural Ed. Fac. Fin., Langford, Series A, 5.00%,
11/15/26	350	370
Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living
Community, 5.00%, 11/15/25 (1)	150	105
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26	370	434
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/25	250	275
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26	175	193
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	200	218
		4,378

Virgin Islands 0.9%
Virgin Islands PFA, Matching Fund, 5.00%, 10/1/29 (4)	500	523
		523

Virginia 5.9%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35	260	289
Botetourt County, Glebe, Series A, 4.75%, 7/1/23	250	259
Botetourt County, Glebe, Series A, 6.00%, 7/1/34	150	168
Cherry Hill CDA, Potomac Shores, Special Assessment, 4.50%,
3/1/25 (2)	100	103

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Vinson Hall, Series A,
4.00%, 12/1/22	575	597
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27	125	144
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement,
4.00%, 1/1/24	165	172
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (2)	100	109
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/22 (2)	400	425
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
5.50%, 1/1/42 (3)	500	542
Virginia Small Business Fin. Auth., Interstate 95 Express Lane,
5.00%, 7/1/34 (3)	400	425
		3,233

Washington 0.5%
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.00%, 9/1/27	100	103
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (2)	165	170
		273

Wisconsin 3.0%
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (3)	250	277
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (2)	200	221
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (3)	445	457
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49	250	280
Wisconsin PFA, Retirement Housing Foundation, 5.00%,
11/15/27	250	290

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

May 31, 2019 (Unaudited)

	Par	$ Value
(Amounts in 000s)

Wisconsin PFA, Senior-MD Proton Treatment Center, Series A1,
6.125%, 1/1/33 (2)	100	109
		1,634
Total Investments in Securities 98.9%
(Cost $52,591)		$54,330
Other Assets Less Liabilities 1.1%		614

Net Assets 100.0%		$54,944

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers --
total value of such securities at period-end amounts to $7,419 and represents 13.5% of net assets.
(3) Interest subject to alternative minimum tax
(4) Insured by Assured Guaranty Municipal Corporation
(5) Prerefunded date is used in determining portfolio maturity.
(6) Non-income producing
(7) Insured by Assured Guaranty Corporation
(8) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.